Item 1. Report to Shareholders

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
August 31, 2003

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99
NET ASSET
VALUE

Beginning of
period         $  11.47   $  11.20   $  11.00   $  10.46   $  11.13   $  11.06

Investment
activities
  Net investment
  income (loss)    0.21       0.45       0.48       0.49       0.48       0.48

  Net realized
  and unrealized
  gain (loss)     (0.26)      0.29       0.20       0.54      (0.63)      0.10

  Total from
  investment
  activities      (0.05)      0.74       0.68       1.03      (0.15)      0.58

Distributions
  Net investment
  income          (0.21)     (0.45)     (0.48)     (0.49)     (0.48)     (0.48)

  Net realized
  gain            (0.03)     (0.02)      --         --        (0.04)     (0.03)

  Total
  distributions   (0.24)     (0.47)     (0.48)     (0.49)     (0.52)     (0.51)

NET ASSET
VALUE

End of
period         $  11.18   $  11.47   $  11.20   $  11.00   $  10.46   $  11.13
               ---------------------------------------------------------------

Ratios/Supplemental Data

Total return^     (0.45)%     6.80%      6.30%     10.12%     (1.37)%     5.37%

Ratio of total
expenses to
average net
assets             0.56%!     0.56%      0.60%      0.60%      0.63%      0.65%

Ratio of net
investment
income (loss)
to average
net assets         3.68%!     4.01%      4.32%      4.62%      4.46%      4.35%

Portfolio
turnover
rate               33.3%!     20.7%      19.7%      17.3%      47.6%      24.3%

Net assets,
end of
period
(in
thousands)       $161,743  $168,418   $136,869   $120,583   $111,844   $121,053

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Statement of Net Assets                                Par                Value
--------------------------------------------------------------------------------
                                                             In thousands
ALABAMA  2.2%

Alabama Federal Highway Fin. Auth.
    5.00%, 3/1/08 (MBIA Insured)           $         1,000      $         1,097

Birmingham, GO,
5.00%, 7/1/17 (AMBAC Insured)                          815                  848

Jefferson County Sewer, 5.50%, 2/1/40
    (Prerefunded 2/1/11!) (FGIC Insured)             1,500                1,686

Total Alabama (Cost  $3,609)                                              3,631

ARIZONA  2.4%

Arizona School Fac. Board, 5.50%, 7/1/13             2,000                2,201

Phoenix Street & Highway,
5.00%, 7/1/11 (FGIC Insured)                         1,500                1,630

Total Arizona (Cost  $3,804)                                              3,831

CALIFORNIA  3.2%

California Dept. of Water Resources
    5.50%, 5/1/11                                    2,000                2,168

    5.50%, 5/1/14 (AMBAC Insured)                    1,000                1,097

California Public Works Board,
6.00%, 11/1/05 (MBIA Insured)                        1,550                1,662

Los Angeles Unified School Dist., GO,
5.00%, 7/1/16 (FSA Insured)                            250                  263

Total California (Cost  $5,119)                                           5,190

COLORADO  0.9%

Denver City & County Airport
    6.25%, 11/15/06 (MBIA Insured)(+/-)**            1,300                1,451

Total Colorado (Cost  $1,326)                                             1,451

CONNECTICUT  1.7%

Connecticut, GO, 5.25%, 6/15/13
(FGIC Insured)                                       1,850                1,995

Univ. of Connecticut, 5.25%, 11/15/16
(FGIC Insured)                                         740                  801

Total Connecticut (Cost  $2,647)                                          2,796

DELAWARE  1.3%

Wilmington, GO, 5.375%, 6/1/16
(FGIC Insured)                                       1,925                2,076

Total Delaware (Cost  $2,123)                                             2,076

DISTRICT OF COLUMBIA  1.5%

Metropolitan Washington D.C. Airports Auth.
    5.50%, 10/1/12 (FGIC Insured)(+/-)     $         1,000      $         1,078

    5.50%, 10/1/18 (MBIA Insured)(+/-)               1,350                1,401

Total District of Columbia (Cost  $2,472)                                 2,479

FLORIDA  11.1%

Broward County, GO
    5.25%, 1/1/18                                      720                  759

    5.25%, 1/1/21                                    1,000                1,034

Broward County Airport, 5.00%, 10/1/06
(FGIC Insured)                                       1,000                1,089

Broward County School Dist., GO,
5.00%, 2/15/06                                       1,000                1,078

Florida, GO, 5.50%, 7/1/13
(FGIC Insured)                                       1,200                1,319

Florida Board of Ed., GO
    5.00%, 6/1/11 (MBIA Insured)                     1,000                1,085

    5.125%, 6/1/13                                   1,500                1,593

    5.25%, 6/1/14                                    1,250                1,351

Florida Dept. of Environmental Protection
    5.25%, 7/1/14 (FGIC Insured)                       750                  817

Florida Dept. of Natural Resources
  Documentary Stamp Tax
    5.50%, 7/1/07 (FSA Insured)                      1,000                1,115

    6.00%, 7/1/05 (MBIA Insured)                     2,000                2,166

Greater Orlando Aviation Auth.,
5.00%, 10/1/13 (FSA Insured)                         1,175                1,259

Hillsborough County Aviation Auth.
    5.25%, 10/1/09 (MBIA Insured)(+/-)               1,055                1,146

Orange County, 5.00%, 1/1/14
(FGIC Insured)                                         750                  800

Reedy Creek Improvement Dist., GO
    5.375%, 6/1/15 (AMBAC Insured)                   1,250                1,346

Total Florida (Cost  $17,575)                                            17,957

GEORGIA  3.8%

Cobb-Marietta Water Auth., 5.50%, 11/1/14              765                  857

Georgia Private Colleges & Univ. Auth.
    Emory Univ., 5.75%, 11/1/14                      3,000                3,351

Municipal Electric Auth. of Georgia
    6.00%, 1/1/06 (AMBAC Insured)                    1,770                1,938

Total Georgia (Cost  $5,712)                                              6,146

HAWAII  1.3%

Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)    $         1,805      $         2,025

Total Hawaii (Cost  $1,859)                                               2,025

ILLINOIS  7.1%

Chicago, GO
    5.50%, 1/1/09 (MBIA Insured)                       500                  558

    5.75%, 1/1/05 (AMBAC Insured)                    3,100                3,281

Chicago O' Hare Int'l. Airport
    VRDN (Currently 0.95%) (MBIA Insured)(+/-)       1,100                1,100

Chicago Park Dist., GO, 5.75%, 1/1/16
(FGIC Insured)                                       1,000                1,103

Chicago Water, 5.50%, 11/1/18
(AMBAC Insured)                                      1,500                1,607

Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)             750                  814

Illinois HFA, Northwest Community Healthcare
    VRDN (Currently 0.88%)                             400                  400

Metropolitan Pier & Expo Auth.,
5.375%, 12/15/18 (FGIC Insured)                      2,500                2,638

Total Illinois (Cost  $10,983)                                           11,501

IOWA  0.9%

Polk County, GO, 5.00%, 6/1/10                       1,375                1,504

Total Iowa (Cost  $1,496)                                                 1,504

KANSAS  0.9%

Johnson County Union School Dist., GO
    5.00%, 9/1/10 (FGIC Insured)                     1,290                1,411

Total Kansas (Cost  $1,342)                                               1,411

MARYLAND  7.9%

Maryland CDA, Single Family, 5.70%, 4/1/06             950                1,010

Maryland Economic Dev. Corp., 5.50%, 6/1/13
(FSA Insured)(+/-)                                   2,000                2,171

Montgomery County, GO
    5.25%, 5/1/04                                    2,500                2,572

    5.25%, 10/1/14                                   1,200                1,306

Northeast Maryland Waste Disposal Auth.
  Waste Management, Resco Retrofit
    5.50%, 4/1/11 (AMBAC Insured)(+/-)               1,885                2,045

Prince Georges County, GO, 5.50%, 5/15/12
(FSA Insured)                              $         1,000      $         1,120

Univ. of Maryland
    5.00%, 4/1/06                                    1,500                1,621

    5.00%, 4/1/09                                      850                  935

Total Maryland (Cost  $12,801)                                           12,780

MASSACHUSETTS  3.4%

Massachusetts
    5.75%, 9/1/14 (Prerefunded 9/1/09!)              2,000                2,308

    5.75%, 6/1/20 (Prerefunded 6/1/10!)                500                  569

Massachusetts, GO
    6.30%, 11/1/05
    (Prerefunded 11/1/04!) (FGIC Insured)            1,250                1,338

Massachusetts Water Pollution Abatement Trust
    Water Resources Auth., 6.00%, 8/1/15             1,200                1,361

Total Massachusetts (Cost  $5,062)                                        5,576

MICHIGAN  1.7%

Detroit School Dist., GO
    5.00%, 5/1/08 (FGIC Insured)                       500                  550

    5.50%, 5/1/18 (FSA Insured)                        750                  806

Michigan Hosp. Fin. Auth., Ascension Health,
5.30%, 11/15/06                                      1,200                1,327

Total Michigan (Cost  $2,518)                                             2,683

MINNESOTA  0.7%

Minneapolis-St. Paul Metropolitan Airport Commission
    5.50%, 1/1/17 (FGIC Insured)                     1,000                1,076

Total Minnesota (Cost  $1,024)                                            1,076

MISSISSIPPI  0.7%

Mississippi, GO, 5.50%, 11/15/04                     1,050                1,106

Total Mississippi (Cost  $1,071)                                          1,106

MISSOURI  0.7%

St. Louis Municipal Fin. Corp.,
5.375%, 2/15/14 (AMBAC Insured)                      1,115                1,213

Total Missouri (Cost  $1,184)                                             1,213

NEBRASKA  1.4%

Omaha Public Power Dist., 5.50%, 2/1/07    $         2,000      $         2,211

Total Nebraska (Cost  $2,047)                                             2,211

NEVADA  1.2%

Clark County, GO, 5.50%, 6/1/16
(FGIC Insured)                                       1,200                1,303

Clark County IDRB, PCR,
Southwest Gas, 5.45%, 3/1/13                           700                  704

Total Nevada (Cost  $1,942)                                               2,007

NEW JERSEY  1.8%

New Jersey Transportation Trust Fund Auth.
    5.75%, 6/15/11 (Escrowed to Maturity)            2,500                2,856

Total New Jersey (Cost  $2,540)                                           2,856

NEW MEXICO  0.5%

Farmington PCR, Public Service Company of New Mexico
    2.75%, 4/1/04                                      850                  848

Total New Mexico (Cost  $850)                                               848

NEW YORK  4.9%

Albany Parking Auth., 5.25%, 10/15/12                  555                  579

Metropolitan Transportation Auth.
    5.375%, 7/1/27 (Prerefunded 7/1/09!)             1,650                1,862

    6.25%, 7/1/05
    (Escrowed to Maturity) (MBIA Insured)            1,420                1,547

New York City Transitional Fin. Auth.,
5.25%, 2/1/12                                        2,175                2,371

New York State Thruway Auth., 5.00%, 4/1/20
(AMBAC Insured)                                        500                  508

Tobacco Settlement Fin. Corp., New York State,
5.50%, 6/1/16                                        1,000                1,039

Total New York (Cost  $7,824)                                             7,906

NORTH CAROLINA  1.3%

North Carolina Eastern Municipal Power Agency,
5.50%, 1/1/12                                        1,000                1,045

North Carolina Municipal Power Agency,
5.50%, 1/1/13                                        1,000                1,062

Total North Carolina (Cost  $2,116)                                       2,107

OHIO  0.6%

Cuyahoga County Hosp.
    Cleveland Clinic Obligation Group,
    6.00%, 1/1/32                          $         1,000      $         1,044

Total Ohio (Cost  $1,036)                                                 1,044

OKLAHOMA  0.8%

Oklahoma Transportation Auth.,
5.25%, 1/1/16 (AMBAC Insured)                        1,285                1,375

Total Oklahoma (Cost  $1,322)                                             1,375

OREGON  2.5%

Oregon DOT, 5.50%, 11/15/14                          1,330                1,470

Portland Sewer, 5.50%, 6/1/05 (FGIC Insured)         2,400                2,571

Total Oregon (Cost  $3,835)                                               4,041

PENNSYLVANIA  0.5%

Pennsylvania Intergov't. Cooperative Auth.
    5.25%, 6/15/13 (FGIC Insured)                      750                  808

Total Pennsylvania (Cost  $778)                                             808

PUERTO RICO  0.5%

Puerto Rico Highway & Transportation Auth.
    5.25%, 7/1/10 (FGIC Insured)                       700                  779

Total Puerto Rico (Cost  $825)                                              779

SOUTH CAROLINA  3.5%

Charleston Water & Sewer, 5.125%, 1/1/13               500                  542

South Carolina, GO, 5.75%, 1/1/08                      995                1,123

South Carolina Public Service Auth., 5.50%, 1/1/12
(FSA Insured)                                        2,500                2,777

South Carolina Transportation Infrastructure Bank
    5.50%, 10/1/12 (AMBAC Insured)                   1,040                1,149

Total South Carolina (Cost  $5,455)                                       5,591

TENNESSEE  0.5%

Memphis-Shelby County Airport Auth.
    6.25%, 2/15/11 (MBIA Insured)(+/-)     $           700      $           785

Total Tennessee (Cost  $721)                                                785

TEXAS  11.8%

Bell County Health Fac. Dev. Corp.,
    Scott & White Memorial Hosp.
    VRDN (Currently 0.80%) (MBIA Insured)            2,000                2,000

Dallas-Fort Worth Int'l. Airport Fac.
    VRDN (Currently 0.95%) (MBIA Insured)(+/-)         200                  200

Gulf Coast Waste Disposal Auth., BP
    VRDN (Currently 0.90%)(+/-)                        900                  900

Harris County Health Fac. Dev. Corp.
    Texas Childrens Hosp., 5.375%, 10/1/12           1,345                1,421

Houston, GO, 5.375%, 3/1/12 (FSA Insured)            1,800                1,959

Lower Colorado River Auth.
    5.75%, 5/15/11 (FSA Insured)                     2,000                2,224

    5.875%, 5/15/14 (FSA Insured)                    1,750                1,964

North East Independent School Dist.,
GO, 6.00%, 2/1/16                                    1,200                1,339

San Antonio, GO
    5.00%, 8/1/10                                    1,500                1,635

    5.50%, 2/1/19                                    1,000                1,063

San Antonio Electric & Gas, 5.00%, 2/1/07              500                  544

San Antonio Water
    6.40%, 5/15/05
    (Escrowed to Maturity) (FGIC Insured)               20                   22

    6.40%, 5/15/05
    (Prerefunded 5/15/04!) (FGIC Insured)                5                    5

Tarrant County Health Fac. Dev. Corp.
    5.75%, 2/15/10 (MBIA Insured)                    2,500                2,730

Texas Dept. of Housing & Community Affairs
    5.75%, 3/1/10 (MBIA Insured)                       960                1,007

Total Texas (Cost  $18,198)                                              19,013

UTAH  0.4%

Utah Housing Fin. Agency, 6.00%,
7/1/10(+/-)                                $           635      $           652

Total Utah (Cost  $635)                                                     652

VERMONT  0.2%

Vermont Ed. & Health Buildings Fin. Agency
  Fletcher Allen Healthcare
    6.15%, 9/1/13 (FGIC Insured)                       350                  358

Total Vermont (Cost  $350)                                                  358

VIRGINIA  9.6%

Arlington County IDA,
Virginia Hosp. Center, 5.50%, 7/1/13                 1,000                1,069

Charles City County IDA, IDRB,
Waste Management, 6.25%, 4/1/12(+/-)                   250                  264

Chesterfield County IDA
    Bon Secours Health System,
    5.70%, 11/15/03                                    250                  252

Leesburg, GO, 5.50%, 1/15/11 (FGIC Insured)          1,145                1,281

Louisa IDA, Virginia Electric & Power,
3.40%, 3/1/04(+/-)                                     750                  759

Portsmouth, GO, 5.50%, 6/1/14 (FGIC Insured)         1,200                1,312

Riverside Regional Jail Auth.
    5.00%, 7/1/15 (MBIA Insured)                     1,910                2,034

    5.60%, 7/1/06 (MBIA Insured)                       500                  543

    5.60%, 7/1/06
    (Prerefunded 7/1/05!) (MBIA Insured)               600                  658

Virginia Biotechnology Research Park Auth.,
5.25%, 9/1/12                                        1,705                1,861

Virginia College Building Auth.,
Public Higher Ed., 5.50%, 9/1/14                     2,070                2,273

Virginia Ed. Loan Auth., 5.80%, 3/1/05
(Escrowed to Maturity)(+/-)                            980                1,042

Virginia Port Auth., 5.50%, 7/1/07(+/-)              1,060                1,167

Virginia Transportation Board,
5.125%, 5/15/21                                      1,000                1,016

Total Virginia (Cost  $14,885)                                           15,531

WASHINGTON  1.4%

Tacoma Electric
    5.90%, 1/1/05 (FGIC Insured)           $         1,000      $         1,035

    6.00%, 1/1/06 (FGIC Insured)                       600                  621

Washington Health Care Fac. Auth.,
Virginia Mason Medical Center
    6.00%, 8/15/08 (MBIA Insured)                      500                  567

Total Washington (Cost  $2,157)                                           2,223

WEST VIRGINIA  0.1%

West Virginia Univ., Zero Coupon,
4/1/14 (AMBAC Insured)                                 250                  152

Total West Virginia (Cost  $135)                                            152

WISCONSIN  1.9%

Milwaukee Metropolitan Sewage Dist., GO,
6.25%, 10/1/05                                       2,200                2,416

Wisconsin HEFA, Froedert & Community Health,
5.625%, 10/1/11                                        600                  643

Total Wisconsin (Cost  $2,885)                                            3,059

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

98.8% of Net Assets (Cost  $154,263)                               $    159,778

Futures Contracts

                                         Contract    Unrealized
                          Expiration     Value       Gain (Loss)
                          ----------     -------     -------------
                                              In thousands
Short, 30 U.S Treasury
10 Year contracts,
$100,000 of Denver
City & County Airport
6.25% pledged as
initial margin             9/03     $    (3,292)    $       (11)

Net payments (receipts)
of variation
margin to date                                               16

Variation margin receivable (payable)
on open futures contracts                                                     5

Other Assets Less Liabilities                                             1,960

NET ASSETS                                                         $    161,743
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $         58

Undistributed net realized gain (loss)                                       73

Net unrealized gain (loss)                                                5,504

Paid-in-capital applicable to 14,466,879 shares
of $0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                         156,108

NET ASSETS                                                         $    161,743
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      11.18
                                                                   ------------



(+/-)   Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003

!       Used in determining portfolio maturity

AMBAC   AMBAC Assurance Corp.

CDA     Community Development Administration

DOT     Department of Transportation

FGIC    Financial Guaranty Insurance Company

FSA     Financial Security Assurance Inc.

GO      General Obligation

HEFA    Health & Educational Facility Authority

HFA     Health Facility Authority

IDA     Industrial Development Authority/Agency

IDRB    Industrial Development Revenue Bond

MBIA    MBIA Insurance Corp.

PCR     Pollution Control Revenue

VRDN    Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                             6 Months
                                                                Ended
                                                              8/31/03
Investment Income (Loss)

Interest income                                            $    3,628

Expenses
  Investment management                                           317

  Shareholder servicing                                            66

  Custody and accounting                                           56

  Registration                                                     20

  Prospectus and shareholder reports                                8

  Legal and audit                                                   8

  Directors                                                         3

  Miscellaneous                                                     2

  Total expenses                                                  480

Net investment income (loss)                                    3,148

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                      528

  Futures                                                         (17)

  Net realized gain (loss)                                        511

Change in net unrealized gain (loss)
  Securities                                                   (4,475)

  Futures                                                          18

  Change in net unrealized gain (loss)                         (4,457)

Net realized and unrealized gain (loss)                        (3,946)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                      $    (798)
                                                            ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund

Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         3,148      $         6,060

  Net realized gain (loss)                             511                  688

  Change in net unrealized gain (loss)              (4,457)               3,300

  Increase (decrease) in net
  assets from operations                              (798)              10,048

Distributions to shareholders
  Net investment income                             (3,148)              (6,060)

  Net realized gain                                   (438)                (284)

  Decrease in net assets from distributions         (3,586)              (6,344)

Capital share transactions *
  Shares sold                                       19,243               60,253

  Distributions reinvested                           2,653                4,677

  Shares redeemed                                  (24,187)             (37,085)

  Increase (decrease) in net assets
  from capital share transactions                   (2,291)              27,845

Net Assets

Increase (decrease) during period                   (6,675)              31,549

Beginning of period                                168,418              136,869

End of period                              $       161,743      $       168,418
                                           ---------------      ---------------

*Share information
  Shares sold                                        1,680                5,337

  Distributions reinvested                             233                  414

  Shares redeemed                                   (2,128)              (3,285)

  Increase (decrease) in shares outstanding           (215)               2,466

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $26,915,000 and $30,487,000, respectively, for the six months ended August 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $154,263,000. Net unrealized gain aggregated $5,504,000 at period-end, of which $6,114,000 related to appreciated investments and $610,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $51,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $77,000 for the six months ended August 31, 2003, of which $13,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 17, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 17, 2003